STOCK-BASED COMPENSATION PLAN - Schedule of Valuation Assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	1.01%	0.93%
Expected dividends	0.00%	0.00%
Expected term	6 years	6 years
Expected volatility	75.14%	71.06%